UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                  FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         222 East Erie Street, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                         222 East Erie Street, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                              (OPTIQUE FUNDS LOGO)

                       APRIL 30, 2009 SEMI - ANNUAL REPORT

TABLE OF CONTENTS

Schedules of Investments
   Optique Large Cap Value Fund ...........................................    1
   Optique Small Cap Value Fund ...........................................    3
   Optique International Value Fund .......................................    5
   Optique Intermediate Fixed Income Fund .................................    8
Statements of Assets and Liabilities ......................................   10
Statements of Operations ..................................................   11
Statements of Changes in Net Assets .......................................   12
Financial Highlights ......................................................   14
Notes to the Financial Statements .........................................   18
Disclosure of Fund Expenses ...............................................   25

                NOT FDIC-INSURED
      May lose value.   No bank guarantee.

Shares of Optique Funds are distributed by an independent third party, SEI Investments
Distribution Co.

SCHEDULE OF INVESTMENTS    APRIL 30, 2009 (UNAUDITED)

LARGE CAP VALUE FUND

                                   (BAR CHART)

SECTOR WEIGHTINGS+:

Energy                          18.0%
Health Care                     17.2%
Financials                      15.1%
Consumer Staples                11.6%
Consumer Discretionary           8.9%
Industrials                      7.1%
Utilities                        6.6%
Telecommunication Services       6.4%
Information Technology           5.5%
Materials                        3.4%
Short-Term Investment            0.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
  of Shares                                                             Value
------------                                                        ------------
               COMMON STOCK - 93.98%
               AEROSPACE & DEFENSE - 1.98%
       5,695   General Dynamics Corp.                               $    294,261
                                                                    ------------
               AUTOMOBILES - 1.56%
       2,935   Toyota Motor Corp. ADR                                    232,335
                                                                    ------------
               BANKS - 4.15%
      13,780   Bank of America Corp.                                     123,056
       6,850   BB&T Corp.                                                159,879
       8,470   US Bancorp                                                154,323
       9,085   Wells Fargo & Co.                                         181,791
                                                                    ------------
                                                                         619,049
                                                                    ------------
               BASIC - CHEMICAL - 1.96%
      18,280   Dow Chemical Co.                                          292,480
                                                                    ------------
               BASIC - PAPER - 1.25%
      14,650   International Paper Co.                                   185,469
                                                                    ------------
               CONSUMER DISCRETIONARY - 1.47%
      20,920   Newell Rubbermaid, Inc.                                   218,614
                                                                    ------------
               CONSUMER STAPLES - 7.13%
      14,540   SUPERVALU, Inc.                                           237,729
      11,565   Sysco Corp.                                               269,811
      14,608   Unilever PLC ADR                                          284,272
       5,385   Wal-Mart Stores, Inc                                      271,404
                                                                    ------------
                                                                       1,063,216
                                                                    ------------
               DIVERSIFIED MANUFACTURING - 4.69%
       6,425   Eaton Corp.                                               281,415
      33,045   General Electric Co.                                      418,019
                                                                    ------------
                                                                         699,434
                                                                    ------------

   Number
  of Shares                                                             Value
------------                                                        ------------
               ENERGY - 16.90%
       3,665   Anadarko Petroleum Corp.                             $    157,815
       3,380   Apache Corp.                                              246,267
       8,465   Baker Hughes, Inc.                                        301,185
       8,455   Chevron Corp.                                             558,875
       6,820   ConocoPhillips                                            279,620
       2,865   Devon Energy Corp.                                        148,550
       7,780   Exxon Mobil Corp.                                         518,693
      10,370   Marathon Oil Corp.                                        307,989
                                                                    ------------
                                                                       2,518,994
                                                                    ------------
               ENTERTAINMENT - 3.62%
       2,282   Time Warner Cable, Inc.,
               Class A                                                    73,549
      10,026   Time Warner, Inc.                                         218,868
      11,285   Walt Disney Co.                                           247,141
                                                                    ------------
                                                                         539,558
                                                                    ------------
               FINANCIAL - 6.32%
       3,805   Franklin Resources, Inc.                                  230,127
       1,205   Goldman Sachs Group, Inc.                                 154,843
       9,610   JPMorgan Chase & Co.                                      317,130
       2,890   Northern Trust Corp.                                      157,100
       2,410   State Street Corp.                                         82,253
                                                                    ------------
                                                                         941,453
                                                                    ------------
               HEALTH CARE - 7.19%
       9,215   Eli Lilly & Co.                                           303,358
      12,455   Merck & Co., Inc.                                         301,909
      34,885   Pfizer, Inc.                                              466,064
                                                                    ------------
                                                                       1,071,331
                                                                    ------------
               HOUSEHOLD PRODUCTS - 3.79%
       5,885   Kimberly-Clark Corp.                                      289,189
       5,585   Procter & Gamble Co.                                      276,122
                                                                    ------------
                                                                         565,311
                                                                    ------------
               INSURANCE - 3.15%
       6,285   MetLife, Inc.                                             186,979
       6,860   Travelers, Inc.                                           282,220
                                                                    ------------
                                                                         469,199
                                                                    ------------
               MEDICAL PRODUCTS & SERVICES - 9.02%
       9,190   GlaxoSmithKline PLC ADR                                   282,685
       7,355   Hospira, Inc.*                                            241,759
       5,590   Johnson & Johnson                                         292,692
       7,075   WellPoint, Inc.*                                          302,527
       5,090   Zimmer Holdings, Inc.*                                    223,909
                                                                    ------------
                                                                       1,343,572
                                                                    ------------


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 1

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)
LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                             Value
------------                                                        ------------
               PRINTING & PUBLISHING - 0.43%
      16,260   Gannett Co., Inc.                                    $     63,576
                                                                    ------------
               PROFESSIONAL SERVICES - 1.51%
       6,100   Computer Sciences Corp.*                                  225,456
                                                                    ------------
               REAL ESTATE INVESTMENT TRUSTS - 0.56%
       8,575   Duke Realty Corp.                                          83,778
                                                                    ------------
               TECHNOLOGY - 5.00%
      11,315   Autodesk, Inc.*                                           225,621
      16,730   Cisco Systems, Inc.*                                      323,224
       7,590   Sony Corp. ADR                                            196,277
                                                                    ------------
                                                                         745,122
                                                                    ------------
               TELEPHONES & TELECOMMUNICATIONS - 6.10%
      21,855   AT&T, Inc.                                                559,925
      11,510   Verizon Communications, Inc.                              349,213
                                                                    ------------
                                                                         909,138
                                                                    ------------
               UTILITIES - 6.20%
      22,675   Duke Energy Corp.                                         313,142
      29,200   NiSource, Inc.                                            320,908
       9,605   SCANA Corp.                                               290,263
                                                                    ------------
                                                                         924,313
                                                                    ------------
               TOTAL COMMON STOCK
               (Cost $18,850,159)                                     14,005,659
                                                                    ------------
               SHORT-TERM INVESTMENT - 0.16%
      23,751   SSGA U.S. Government
               Money Market Fund, 0.000%**                                23,751
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT
               (Cost $23,751)                                             23,751
                                                                    ------------
               TOTAL INVESTMENTS - 94.14%
               (Cost $18,873,910)                                   $ 14,029,410
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $14,903,273.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
PLC  - PUBLIC LIMITED COMPANY
SSGA - STATE STREET GLOBAL ADVISORS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       2 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

SMALL CAP VALUE FUND

                                  (BAR CHART)

SECTOR WEIGHTINGS+:
Financials                   25.1%
Industrials                  18.1%
Consumer Discretionary       11.1%
Health Care                   9.7%
Short-Term Investments        7.0%
Utilities                     6.7%
Information Technology        6.0%
Energy                        5.6%
Consumer Staples              4.7%
Materials                     4.7%
Telecommunication Services    1.3%

+    PERCENTAGE ARE BASED ON TOTAL INVESTMENTS.

   Number
  of Shares                                                             Value
------------                                                        ------------
               COMMON STOCK - 96.30%
               AEROSPACE & DEFENSE - 1.67%
       1,355   AAR Corp.*                                           $     20,420
                                                                    ------------
               AUTO COMPONENTS - 1.94%
         820   BorgWarner, Inc.                                           23,739
                                                                    ------------
               BANKS - 11.67%
       1,150   Associated Banc Corp.                                      17,791
         696   Chemical Financial Corp.                                   14,860
       2,060   Columbia Banking System, Inc.                              20,394
       1,055   First Midwest Bancorp, Inc.                                 9,347
       2,455   Provident Bankshares Corp.                                 21,579
       1,840   Susquehanna Bancshares, Inc.                               14,830
       1,155   TCF Financial Corp.                                        16,066
       2,510   Webster Financial Corp.                                    13,127
       1,255   Whitney Holding Corp.                                      15,010
                                                                    ------------
                                                                         143,004
                                                                    ------------
               BASIC - CHEMICAL - 1.55%
       1,590   LSB Industries, Inc.*                                      19,048
                                                                    ------------
               BUSINESS SERVICES - 2.45%
       1,090   First Advantage Corp., Class A*                            15,631
       3,165   Steelcase, Inc., Class A                                   14,337
                                                                    ------------
                                                                          29,968
                                                                    ------------
               CONSUMER DISCRETIONARY - 2.20%
       2,580   Newell Rubbermaid, Inc.                                    26,961
                                                                    ------------
               CONSUMER STAPLES - 4.82%
         775   Corn Products International, Inc.                          18,523
         645   Nash Finch Co.                                             18,892
       3,350   Prestige Brands Holdings, Inc.*                            21,641
                                                                    ------------
                                                                          59,056
                                                                    ------------

   Number
  of Shares                                                             Value
------------                                                        ------------
               CONTAINERS & PACKAGING - 1.70%
       1,025   AEP Industries, Inc.*                                $     20,838
                                                                    ------------
               DIVERSIFIED MANUFACTURING - 3.14%
         690   Gardner Denver, Inc.*                                      18,368
         615   LB Foster Co., Class A*                                    20,141
                                                                    ------------
                                                                          38,509
                                                                    ------------
               ENERGY - 5.82%
         465   Lufkin Industries, Inc.                                    16,229
         295   SEACOR Holdings, Inc.*                                     19,387
         935   St. Mary Land & Exploration Co.                            16,708
       1,750   Swift Energy Co.*                                          18,935
                                                                    ------------
                                                                          71,259
                                                                    ------------
               ENTERPRISE SOFTWARE/SERV - 1.43%
       4,670   Novell, Inc.*                                              17,559
                                                                    ------------
               FINANCIAL - 0.74%
       4,105   CIT Group, Inc.                                             9,113
                                                                    ------------
               HEALTH CARE - 1.52%
       1,700   Biovail Corp.                                              18,683
                                                                    ------------
               HOME FURNISHINGS - 1.74%
       1,030   American Woodmark Corp.                                    21,321
                                                                    ------------
               INDUSTRIAL DISTRIBUTION - 1.92%
         905   WESCO International, Inc.*                                 23,530
                                                                    ------------
               INSURANCE - 4.10%
       2,095   Horace Mann Educators Corp.                                18,394
       1,640   Old Republic International Corp.                           15,367
       1,545   Presidential Life Corp.                                    16,516
                                                                    ------------
                                                                          50,277
                                                                    ------------
               INVESTMENT MANAGEMENT COMPANIES - 1.47%
         785   Federated Investors, Inc., Class B                         17,961
                                                                    ------------
               MACHINERY - 1.20%
       1,590   Albany International Corp., Class A                        14,755
                                                                    ------------
               MEDICAL PRODUCTS & SERVICES - 6.93%
       1,015   Air Methods Corp.*                                         26,948
       2,980   AMN Healthcare Services, Inc.*                             20,532
       1,200   Conmed Corp.*                                              15,984
       1,335   Res-Care, Inc.*                                            21,387
                                                                    ------------
                                                                          84,851
                                                                    ------------


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 3

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                             Value
------------                                                        ------------
               METALS - 1.63%
         865   Cliffs Natural Resources, Inc.                       $     19,947
                                                                    ------------
               MISCELLANEOUS CONSUMER SERVICES - 1.91%
       1,220   Regis Corp.                                                23,351
                                                                    ------------
               PRINTING & PUBLISHING - 7.12%
       1,205   Consolidated Graphics, Inc.*                               23,401
       1,905   Ennis, Inc.                                                17,145
       3,120   Gannett Co., Inc.                                          12,199
       9,170   Journal Communications, Inc., Class A                      14,213
         620   United Stationers, Inc.*                                   20,293
                                                                    ------------
                                                                          87,251
                                                                    ------------
               PROFESSIONAL SERVICES - 1.61%
       1,950   Convergys Corp.*                                           19,714
                                                                    ------------
               REAL ESTATE INVESTMENT TRUSTS - 7.96%
       4,160   DCT Industrial Trust, Inc.                                 18,387
       1,840   Duke Realty Corp.                                          17,977
         935   Healthcare Realty Trust, Inc.                              15,699
       4,330   HRPT Properties Trust                                      18,662
      11,460   Strategic Hotels & Resorts, Inc.                            9,627
       1,120   Urstadt Biddle Properties, Inc., Class A                   17,203
                                                                    ------------
                                                                          97,555
                                                                    ------------
               RETAIL - 3.26%
         790   Barnes & Noble, Inc.                                       20,635
       3,000   Brown Shoe Co., Inc.                                       19,290
                                                                    ------------
                                                                          39,925
                                                                    ------------
               SCIENTIFIC EQUIPMENT & SUPPLIES - 1.64%
       1,380   PerkinElmer, Inc.                                          20,107
                                                                    ------------
               TECHNOLOGY - 3.21%
       3,385   Ixia*                                                      19,498
         640   SPSS, Inc.*                                                19,776
                                                                    ------------
                                                                          39,274
                                                                    ------------
               TELEPHONES & TELECOMMUNICATIONS - 1.39%
       2,342   Digi International, Inc.*                                  17,026
                                                                    ------------
               TRUCKING - 1.62%
         860   Arkansas Best Corp.                                        19,849
                                                                    ------------

   Number
  of Shares                                                             Value
------------                                                        ------------
               UTILITIES - 6.94%
         675   Allete, Inc.                                         $     17,577
       1,000   Avista Corp.                                               15,050
       1,035   Portland General Electric Co.                              18,910
         830   Southwest Gas Corp.                                        16,774
         535   WGL Holdings, Inc.                                         16,660
                                                                    ------------
                                                                          84,971
                                                                    ------------
               TOTAL COMMON STOCK
               (Cost $1,563,504)                                       1,179,822
                                                                    ------------
               SHORT-TERM INVESTMENTS - 7.22%
      46,581   SSGA Money Market Fund, 0.350% **                          46,581
      41,927   SSGA U.S. Government Money Market Fund, 0.000%**           41,927
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $88,508)                                             88,508
                                                                    ------------
               TOTAL INVESTMENTS - 103.52%
               (Cost $1,652,012)                                    $  1,268,330
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,225,179.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

SSGA - STATE STREET GLOBAL ADVISORS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       4 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

                                  (BAR CHART)

SECTOR WEIGHTINGS+:

Financials                   22.1%
Industrials                  15.3%
Materials                    10.2%
Energy                       10.1%
Consumer Staples              8.2%
Health Care                   8.0%
Utilities                     7.3%
Consumer Discretionary        6.4%
Information Technology        5.9%
Telecommunication Services    4.7%
Short-Term Investment         1.8%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

   Number
  of Shares                                                             Value
------------                                                        ------------
               FOREIGN STOCK - 95.88%
               AUSTRALIA - 6.91%
      11,500   AGL Energy Ltd.                                      $    126,307
      26,000   Amcor Ltd.                                                 90,466
       7,800   Australia & New Zealand Banking Group Ltd.                 90,088
       2,000   BHP Billiton Ltd. ADR                                      96,280
      24,000   Foster's Group Ltd.                                        91,875
      93,000   Macquarie Infrastructure Group                             91,200
       6,200   National Australia Bank Ltd.                               92,911
      10,000   Santos Ltd.                                               119,275
                                                                    ------------
                                                                         798,402
                                                                    ------------
               AUSTRIA - 2.68%
       1,500   Mayr-Melnhof Karton AG                                    105,346
       3,900   OMV AG                                                    122,634
       6,200   Telekom Austria                                            82,238
                                                                    ------------
                                                                         310,218
                                                                    ------------
               CANADA - 5.69%
       7,200   Biovail Corp.                                              79,128
       2,500   EnCana Corp.                                              115,079
       4,900   Husky Energy, Inc.                                        119,231
       3,600   Magna International, Inc., Class A                        124,141
       3,400   Royal Bank of Canada                                      121,050
       2,500   Toronto-Dominion Bank                                      99,108
                                                                    ------------
                                                                         657,737
                                                                    ------------
               DENMARK - 1.05%
      10,900   Danske Bank A/S                                           121,678
                                                                    ------------
               FINLAND - 3.76%
       9,500   Ahlstrom Oyj                                               90,637
       6,000   Cargotec Corp., B Shares                                   78,631
       8,700   Nokia                                                     126,005
      24,000   Stora Enso, Class R                                       138,659
                                                                    ------------
                                                                         433,932
                                                                    ------------

   Number
  of Shares                                                             Value
------------                                                        ------------
               FRANCE - 9.13%
       1,800   BNP Paribas                                          $     96,003
       2,800   Carrefour SA                                              114,610
       3,500   Cie de Saint-Gobain                                       127,193
       3,000   GDF Suez                                                  108,526
       2,300   Nexans                                                    107,646
       1,900   Sanofi-Aventis                                            110,199
         900   Schneider Electric                                         69,063
       2,000   Societe BIC SA                                            107,797
       2,200   Societe Generale                                          114,175
       1,948   Total SA                                                   98,980
      10,800   Total SA STRIPS *                                              29
                                                                    ------------
                                                                       1,054,221
                                                                    ------------
               GERMANY - 8.50%
       1,000   Allianz SE                                                 92,412
       3,200   BASF AG                                                   121,146
       3,600   Celesio AG *                                               80,094
       1,500   Deutsche Bank AG                                           80,798
       7,000   Deutsche Telekom AG                                        84,780
       3,200   E.ON                                                      108,722
       2,300   Fresenius Medical Care AG                                  90,670
       3,700   Lanxess AG                                                 79,181
       1,800   Salzgitter                                                128,657
       1,700   Siemens AG                                                114,954
                                                                    ------------
                                                                         981,414
                                                                    ------------
               HONG KONG - 5.80%
      19,000   Cheung Kong Infrastructure Holdings Ltd.                   73,670
       9,200   China Mobile Hong Kong Ltd.                                79,890
     175,000   China Petroleum & Chemical Corp., Class H                 137,288
      10,900   CLP Holdings Ltd.                                          73,697
      26,000   Hang Lung Group Ltd.                                       96,114
      14,500   Swire Pacific Ltd., Class A                               113,846
      43,000   Yue Yuen Industrial Holdings                               95,874
                                                                    ------------
                                                                         670,379
                                                                    ------------
               JAPAN - 21.20%
      12,000   Aderans Co. Ltd.                                          115,383
      16,000   Asahi Glass Co. Ltd.                                       95,299
       4,000   Canon, Inc.                                               119,937
       1,700   East Japan Railway Co.                                     96,072
       4,000   FUJIFILM Holdings Corp.                                   101,642
      26,000   Fujitsu Ltd.                                              110,993
       4,000   Honda Motor Co. Ltd.                                      115,668
          35   Japan Tobacco, Inc.                                        87,869
      19,000   Kubota Corp.                                              113,554
       1,600   Kyocera Corp.                                             123,921


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 5

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

   Number
  of Shares                                                             Value
------------                                                        ------------
               JAPAN (CONTINUED)
       3,700   Kyushu Electric Power Co., Inc.                      $     76,531
       7,100   Mitsubishi Corp.                                          108,970
      21,000   Mitsubishi UFJ Financial Group, Inc.                      114,194
      10,000   Namco Bandai Holdings, Inc.                                99,507
       2,200   Nippon Telegraph & Telephone Corp.                         82,289
      19,000   Nomura Holdings, Inc.                                     113,747
      14,000   Sompo Japan Insurance, Inc.                                83,671
       3,700   Sony Corp.                                                 95,147
      27,000   Sumitomo Chemical Co. Ltd.                                105,656
       2,400   Takeda Pharmaceutical Co. Ltd.                             85,379
       8,200   Tanabe Seiyaku Co. Ltd.                                    78,095
       3,500   Tokyo Electric Power Co., Inc.                             82,177
       3,500   Toyo Suisan Kaisha Ltd.                                    68,374
       2,800   Toyota Motor Corp.                                        109,570
       2,600   Tsuruha Holdings, Inc.                                     64,878
                                                                    ------------
                                                                       2,448,523
                                                                    ------------
               MEXICO - 1.06%
     167,120   Cemex SAB de CV                                           122,878
                                                                    ------------
               NETHERLANDS - 4.61%
      21,880   Aegon NV                                                  113,074
       4,450   Heineken Holding NV                                       105,964
       5,400   Koninklijke Philips Electronics NV, NY Shares              97,092
       4,200   Royal Dutch Shell PLC, A Shares                            97,784
       6,355   TNT                                                       118,399
                                                                    ------------
                                                                         532,313
                                                                    ------------
               NORWAY - 1.02%
      18,500   DnB NOR                                                   117,445
                                                                    ------------
               SINGAPORE - 2.13%
      19,000   DBS Group Holdings Ltd.                                   122,191
      69,750   Fraser and Neave Ltd.                                     123,710
                                                                    ------------
                                                                         245,901
                                                                    ------------
               SPAIN - 2.11%
       3,300   Fomento de Construccionesy Contratas                      118,723
       6,500   Repsol YPF SA                                             124,632
                                                                    ------------
                                                                         243,355
                                                                    ------------

   Number
  of Shares                                                             Value
------------                                                        ------------
               SWEDEN - 2.87%
      17,000   Skandinaviska Enskilda Banken AB, Class A            $     67,118
       8,000   SKF AB, Class B                                            88,646
       9,000   Telefonaktiebolaget LM Ericsson ADR                        76,770
      15,000   Volvo, Class B                                             99,168
                                                                    ------------
                                                                         331,702
                                                                    ------------
               SWITZERLAND - 3.45%
       3,000   Nestle SA                                                  98,407
       2,300   Novartis AG                                                87,193
      19,000   STMicroelectronics                                        126,136
       3,600   Swiss Reinsurance                                          86,859
                                                                    ------------
                                                                         398,595
                                                                    ------------
               TAIWAN - 1.07%
       6,515   Chunghwa Telecom Co. Ltd.                                 123,133
                                                                    ------------
               UNITED KINGDOM - 12.84%
       2,900   AstraZeneca PLC                                           102,490
      39,800   Barclays PLC                                              166,018
      14,000   BP PLC                                                    100,096
       7,200   Diageo PLC                                                 86,739
       6,674   GlaxoSmithKline PLC                                       103,742
      17,000   Hikma Pharmaceuticals PLC                                  97,992
      12,500   HSBC Holdings PLC                                          89,001
     150,120   Legal & General Group PLC                                 129,688
      11,000   National Grid PLC                                          92,013
       8,000   Provident Financial PLC                                   100,822
      21,000   Prudential PLC                                            122,372
       5,350   Unilever PLC                                              105,121
      12,809   United Utilities Group PLC                                 96,516
      49,000   Vodafone Group PLC                                         90,543
                                                                    ------------
                                                                       1,483,153
                                                                    ------------
               TOTAL FOREIGN STOCK
               (Cost $15,234,162)                                     11,074,979
                                                                    ------------
               FOREIGN PREFERRED STOCK - 1.94%
               BRAZIL - 1.94%
       7,100   Cia Vale do Rio Doce, Class A                             100,631
       9,000   Petroleo Brasileiro SA                                    122,913
                                                                    ------------
                                                                         223,544
                                                                    ------------
               TOTAL FOREIGN PREFERRED STOCK
               (Cost $36,971)                                            223,544
                                                                    ------------


                       6 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND (CONCLUDED)

   Number
  of Shares                                                             Value
------------                                                        ------------
               RIGHTS - 0.00%
               BELGIUM - 0.00%
      18,500   Fortis, Expires 07/01/14*                            $         --
                                                                    ------------
               TOTAL RIGHTS
               (Cost $0)                                                      --
                                                                    ------------
               SHORT-TERM INVESTMENT - 1.83%
     211,624   SSGA Money Market Fund, 0.350%**                          211,624
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENT
               (Cost $211,624)                                           211,624
                                                                    ------------
               TOTAL INVESTMENTS - 99.65%
               (Cost $15,482,757)                                   $ 11,510,147
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $11,550,596.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR    -- AMERICAN DEPOSITARY RECEIPT
LTD.   -- LIMITED
NY     -- NEW YORK
PLC    -- PUBLIC LIMITED COMPANY
SSGA   -- STATE STREET GLOBAL ADVISORS
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 7

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

                                  (BAR CHART)

SECTOR WEIGHTINGS+:

U.S. Government Agency Obligations   24.4%
U.S. Treasury Obligations            22.7%
Financials                           18.7%
Consumer Staples                     11.9%
Information Technology                6.0%
Industrials                           5.9%
Telecommunication Services            5.9%
Energy                                2.9%
Short-Term Investments                1.6%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  Principal
   Amount                                                               Value
------------                                                        ------------
               CORPORATE BONDS - 50.87%
               BANKS - 10.07%
$    500,000   Bear Stearns & Co., Inc. Global Notes
               (JPMorgan Chase),
               5.700%, 11/15/14                                     $    490,708
     500,000   Citigroup Inc. Global Notes,
               5.300%, 10/17/12                                          441,528
     500,000   Countrywide Financial Corp. Sub Notes (Bank of
               America Corp),
               6.250%, 05/15/16                                          372,003
     500,000   PNC Funding Corp. Sub Notes,
               2.300%, 06/22/12                                          501,637
                                                                    ------------
                                                                       1,805,876
                                                                    ------------
               CONSUMER STAPLES - 8.85%
     500,000   Kellogg Co. Global Notes,
               6.600%, 04/01/11                                          533,051
     500,000   Kroger Co. Global Notes,
               6.750%, 04/15/12                                          533,566
     500,000   Wal-Mart Stores, Inc. Global Notes,
               4.125%, 02/15/11                                          521,099
                                                                    ------------
                                                                       1,587,716
                                                                    ------------
               ENERGY - 2.90%
     500,000   Halliburton Co. Global Notes,
               5.500%, 10/15/10                                          520,851
                                                                    ------------
               FINANCIAL - 8.46%
     500,000   Berkshire Hathaway Finance Corp. Global Notes,
               4.200%, 12/15/10                                          512,487
     500,000   Goldman Sachs Group, Inc. Global Notes,
               3.250%, 06/15/12                                          521,131

  Principal
   Amount                                                               Value
------------                                                        ------------
               FINANCIAL (CONTINUED)
$    500,000   HSBC Finance Corp. Global Notes,
               7.000%, 05/15/12                                     $    484,307
                                                                    ------------
                                                                       1,517,925
                                                                    ------------
               FOOD - 2.94%
     500,000   ConAgra Foods, Inc. Sr. Notes,
               6.750%, 09/15/11                                          527,383
                                                                    ------------
               INDUSTRIAL - 5.84%
     500,000   General Electric Capital Corp.
               Global MTN, Series A,
               6.000%, 06/15/12                                          509,986
     500,000   John Deere Capital Corp. Global Notes,
               7.000%, 03/15/12                                          537,061
                                                                    ------------
                                                                       1,047,047
                                                                    ------------
               TECHNOLOGY - 5.95%
     500,000   Cisco Systems, Inc. Global Notes,
               5.250%, 02/22/11                                          531,595
     500,000   International Business Machines, International
               Group Capital LLC Global Notes,
               5.050%, 10/22/12                                          535,311
                                                                    ------------
                                                                       1,066,906
                                                                    ------------
               TELEPHONES & TELECOMMUNICATIONS - 5.86%
     500,000   AT&T Broadband Global Notes (Comcast Corp.),
               8.375%, 03/15/13                                          551,331
     500,000   CBS Corp. Global Notes,
               6.625%, 05/15/11                                          500,690
                                                                    ------------
                                                                       1,052,021
                                                                    ------------
               TOTAL CORPORATE BONDS
               (Cost $8,948,193)                                       9,125,725
                                                                    ------------


                       8 OPTIQUE FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

  Principal
   Amount/
   Number
  of Shares                                                             Value
------------                                                        ------------
               U.S. GOVERNMENT AGENCY
               OBLIGATIONS - 24.18%
$  1,000,000   Fannie Mae Benchmark Notes,
               5.375%, 11/15/11                                     $  1,094,859
   1,750,000   Fannie Mae Global Notes (United States of
               America),
               1.750%, 03/23/11                                        1,766,986
   1,400,000   Federal Farm Credit Bank Sub Notes,
               4.875%, 01/17/17                                        1,475,541
                                                                    ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $4,268,652)                                       4,337,386
                                                                    ------------
               U.S. TREASURY OBLIGATIONS - 22.50%
   1,000,000   United States Treasury Inflation Indexed Bonds,
               0.625%, 04/15/13                                          986,341
   1,075,000   United States Treasury Inflation Protected
               Securities - Notes, Original Par Value of $8.000MM
               with a Ratio of 1.04240,
               1.625%, 01/15/18                                        1,083,391
     900,000   United States Treasury Note,
               2.625%, 05/31/10                                          920,145
     800,000   United States Treasury Note,
               7.500%, 11/15/16                                        1,045,440
                                                                    ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $3,905,957)                                       4,035,317
                                                                    ------------
               SHORT-TERM INVESTMENTS* - 1.64%
     292,808   SSGA Money Market Fund,
               0.350%                                                    292,808
       1,000   SSGA U.S. Government Money Market Fund,
               0.000%                                                      1,000
                                                                    ------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $293,808)                                           293,808
                                                                    ------------
               TOTAL INVESTMENTS - 99.19%
               (Cost $17,416,610)                                   $ 17,792,236
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $17,938,403.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

LLC - LIMITED LIABILITY COMPANY
MM - MILLION
MTN - MEDIUM TERM NOTE
SR - SENIOR
SSGA - STATE STREET GLOBAL ADVISORS
SUB - SUBORDINATED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 9

STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 (UNAUDITED)

                                                       LARGE CAP     SMALL CAP    INTERNATIONAL     INTERMEDIATE
                                                      VALUE FUND     VALUE FUND     VALUE FUND    FIXED INCOME FUND
                                                     ------------   -----------   -------------   -----------------
Investments at cost                                  $ 18,873,910   $ 1,652,012    $15,482,757      $17,416,610
Foreign currency at cost                                       --            --         14,555               --
                                                     ============   ===========    ===========      ===========
ASSETS:
Investments at market value                          $ 14,029,410   $ 1,268,330    $11,510,147      $17,792,236
Foreign currency at value                                      --            --         14,764               --
Receivable for investment securities sold                 861,633            --             --               --
Dividends and interest receivable                          39,186         1,575         46,239          250,091
Receivable for capital shares sold                         17,277         1,051          3,103            1,367
Cash                                                       11,460            --             --               --
Receivable due from Investment Advisor                      4,950        11,395          5,317           12,662
Reclaim receivable                                             --            --         36,853               --
Prepaid expenses                                            5,938         8,066          5,938            5,938
                                                     ------------   -----------    -----------      -----------
   TOTAL ASSETS                                        14,969,854     1,290,417     11,622,361       18,062,294
                                                     ------------   -----------    -----------      -----------
LIABILITIES:
Payable for capital shares redeemed                           666            --          1,079            1,051
Payable for investment securities purchased                    --        24,019             --               --
Income distribution payable                                    --            --             --           58,456
Administrative fees payable                                 7,592           585          5,546            9,290
Distribution fees payable                                  11,811            --          7,375           10,336
Transfer agent fees payable                                 7,154         7,103          7,367            6,252
Trustees' fees payable                                      8,036         8,036          8,036            8,036
Custody fees payable                                        3,745         2,471         14,135            1,829
Other accrued expenses                                     27,577        23,024         28,227           28,641
                                                     ------------   -----------    -----------      -----------
   TOTAL LIABILITIES                                       66,581        65,238         71,765          123,891
                                                     ------------   -----------    -----------      -----------
   NET ASSETS                                        $ 14,903,273   $ 1,225,179    $11,550,596      $17,938,403
                                                     ============   ===========    ===========      ===========
NET ASSETS CONSIST OF:
Paid-in Capital                                        49,331,687    11,007,073     17,788,647       18,419,327
Undistributed net investment income/
   (Accumulated net investment loss)                       25,065        (3,856)       (46,755)              37
Accumulated net realized loss on investments          (29,608,979)   (9,394,356)    (2,218,348)        (856,587)
Net unrealized appreciation/(depreciation) on
   investments and foreign currency
   transactions                                        (4,844,500)     (383,682)    (3,972,610)         375,626
Net unrealized depreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                           --            --           (338)              --
                                                     ------------   -----------    -----------      -----------
NET ASSETS                                           $ 14,903,273   $ 1,225,179    $11,550,596      $17,938,403
                                                     ============   ===========    ===========      ===========
Total shares outstanding at end of period               2,763,526       285,399      1,539,445        1,819,328
Net asset value, per share
   (net assets / shares outstanding)                 $       5.39   $      4.29    $      7.50      $      9.86
                                                     ============   ===========    ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       10 OPTIQUE FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

                                                       LARGE CAP     SMALL CAP    INTERNATIONAL     INTERMEDIATE
                                                      VALUE FUND     VALUE FUND     VALUE FUND    FIXED INCOME FUND
                                                     ------------   -----------   -------------   -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of
   $0, $371, $28,793, and $0, respectively)          $    414,772   $    10,984    $   254,548       $    2,248
Interest Income                                                --            --             --          375,614
                                                     ------------   -----------    -----------       ----------
   TOTAL INVESTMENT INCOME                                414,772        10,984        254,548          377,862
                                                     ------------   -----------    -----------       ----------
EXPENSES:
Investment advisory fees                                   88,000         7,420         71,977           53,061
Administration fees                                        57,034         4,936         39,464           59,730
Distribution fees                                          22,737         2,474         20,002           12,724
Transfer agent fees and expense                            16,435        16,816         16,829           14,818
Directors' fees and expenses                               10,022        10,022         10,022           10,022
Federal and state registration fees                         9,118         9,118          9,118            9,118
Audit fees                                                  8,665         8,665          8,665            8,665
Custody fees                                                7,303         4,436         19,597            4,138
Legal fees                                                  6,605         6,605          6,605            6,605
Printing fees                                               6,261         6,261          6,261            6,261
Miscellaneous fees (See Note 9)                            13,970        12,447         17,849           16,453
                                                     ------------   -----------    -----------       ----------
   TOTAL EXPENSES                                         246,150        89,200        226,389          201,595
Less:
   Waiver of investment advisory fees and/or
      expenses reimbursed by investment advisor           (71,058)      (73,892)       (74,835)         (95,653)
   Waiver of administration fees                           (5,006)         (468)        (3,599)          (5,722)
                                                     ------------   -----------    -----------       ----------
   TOTAL NET EXPENSES                                     170,086        14,840        147,955          100,220
                                                     ------------   -----------    -----------       ----------
NET INVESTMENT INCOME (LOSS)                              244,686        (3,856)       106,593          277,642
                                                     ------------   -----------    -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments                      (20,275,557)   (1,831,214)    (2,199,407)        (587,527)
Net realized loss on foreign currency
   transactions                                                --            --        (18,940)              --
Net change in unrealized appreciation
   (depreciation) on investments                       15,325,266     1,352,862      1,310,615        2,459,031
Net change in unrealized depreciation on foreign
   currencies and translation of other assets and
   liabilities denominated in foreign currencies               --            --         (3,530)              --
                                                     ------------   -----------    -----------       ----------
Net gain(loss) on investments and foreign
   currency transactions                               (4,950,291)     (478,352)      (911,262)       1,871,504
                                                     ------------   -----------    -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $ (4,705,605)  $  (482,208)   $  (804,669)      $2,149,146
                                                     ============   ===========    ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  LARGE CAP                       SMALL CAP
                                                                 VALUE FUND                       VALUE FUND
                                                       ------------------------------   -----------------------------
                                                         SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
                                                            ENDED           ENDED            ENDED          ENDED
                                                       APRIL 30, 2009    OCTOBER 31,    APRIL 30, 2009    OCTOBER 31,
                                                         (UNAUDITED)         2008         (UNAUDITED)        2008
                                                       ------------------------------   -----------------------------
OPERATIONS:
Net investment income (loss)                            $    244,686    $   1,879,947    $    (3,856)    $    (17,815)
Net realized gain (loss) on investments                  (20,275,557)      (9,308,024)    (1,831,214)      (7,469,322)
Net realized loss on foreign currency transactions                --               --             --               --
Net change in unrealized appreciation (depreciation)
   on investments                                         15,325,266      (36,036,864)     1,352,862        2,291,934
Net change in unrealized depreciation on foreign
   currency exchange contracts, foreign currencies,
   and translation of other assets and liabilities
   denominated in foreign currencies                              --               --             --               --
                                                        ------------    -------------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                             (4,705,605)     (43,464,941)      (482,208)      (5,195,203)
                                                        ------------    -------------    -----------     ------------
DISTRIBUTIONS FROM:
Net investment income                                       (291,543)      (2,005,432)            --          (88,158)
Net realized capital gains                                        --      (13,608,957)            --       (4,637,808)
Return of capital                                                 --               --             --          (49,031)
                                                        ------------    -------------    -----------     ------------
TOTAL DISTRIBUTIONS                                         (291,543)     (15,614,389)            --       (4,774,997)
                                                        ------------    -------------    -----------     ------------
CAPITAL STOCK TRANSACTIONS(1):
Shares sold                                                1,687,596       11,635,051         66,077        1,439,064
Proceeds from reinvestment of distributions                  237,704       11,090,578             --        3,949,978
Redemption fees(2)                                                --              826            524              342
Shares redeemed                                          (22,563,513)     (75,678,129)    (1,371,755)     (23,415,011)
                                                        ------------    -------------    -----------     ------------
NET DECREASE FROM SHARE TRANSACTIONS                     (20,638,213)     (52,951,674)    (1,305,154)     (18,025,627)
                                                        ------------    -------------    -----------     ------------
TOTAL DECREASE IN NET ASSETS                             (25,635,361)    (112,031,004)    (1,787,362)     (27,995,827)
                                                        ------------    -------------    -----------     ------------
NET ASSETS:
Beginning of period                                       40,538,634      152,569,638      3,012,541       31,008,368
                                                        ------------    -------------    -----------     ------------
End of period                                           $ 14,903,273    $  40,538,634    $ 1,225,179     $  3,012,541
                                                        ============    =============    ===========     ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   (ACCUMULATED NET INVESTMENT LOSS) NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD       $     25,065    $      71,922    $    (3,856)    $         --
                                                        ============    =============    ===========     ============

(1)  SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.

(2)  SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                      12 OPTIQUE FUNDS SEMI-ANNUAL REPORT

        INTERNATIONAL                    INTERMEDIATE
          VALUE FUND                  FIXED INCOME FUND
-----------------------------   -----------------------------
  SIX MONTHS      FISCAL YEAR     SIX MONTHS      FISCAL YEAR
    ENDED            ENDED           ENDED            ENDED
APRIL 30, 2009    OCTOBER 31,   APRIL 30, 2009    OCTOBER 31,
  (UNAUDITED)        2008         (UNAUDITED)        2008
--------------   ------------   --------------   ------------
 $    106,593    $  1,364,038    $    277,642    $  1,837,442
   (2,199,407)      6,728,320        (587,527)        611,146
      (18,940)        (88,959)             --              --

    1,310,615     (40,353,214)      2,459,031      (2,573,673)



       (3,530)         (2,148)             --              --
 ------------    ------------    ------------    ------------

     (804,669)    (32,351,963)      2,149,146        (125,085)
 ------------    ------------    ------------    ------------

   (1,658,679)     (1,622,646)       (277,749)     (1,837,260)
           --     (14,600,358)             --              --
           --              --              --              --
 ------------    ------------    ------------    ------------
   (1,658,679)    (16,223,004)       (277,749)     (1,837,260)
 ------------    ------------    ------------    ------------

    1,957,152      17,901,393         982,861       7,025,934
    1,405,127      11,929,082         173,452         991,384
            8             914              --           1,481
  (13,343,182)    (68,492,450)    (14,908,048)    (33,809,779)
 ------------    ------------    ------------    ------------
   (9,980,895)    (38,661,061)    (13,751,735)    (25,790,980)
 ------------    ------------    ------------    ------------
  (12,444,243)    (87,236,028)    (11,880,338)    (27,753,325)
 ------------    ------------    ------------    ------------

   23,994,839     111,230,867      29,818,741      57,572,066
 ------------    ------------    ------------    ------------
 $ 11,550,596    $ 23,994,839    $ 17,938,403    $ 29,818,741
 ============    ============    ============    ============


 $    (46,755)   $  1,505,331    $         37    $        144
 ============    ============    ============    ============


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 13

FINANCIAL HIGHLIGHTS

                                                                                LARGE CAP
                                                                                VALUE FUND
                                      ----------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED        FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                      APRIL 30, 2009       ENDED           ENDED           ENDED           ENDED          ENDED
                                        (UNAUDITED)    OCT. 31, 2008   OCT. 31, 2007   OCT. 31, 2006   OCT. 31, 2005   OCT. 31, 2004
                                      --------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                              $  5.89           $ 11.30         $  11.09        $  10.28        $   9.83        $  8.63
                                       -------           -------         --------        --------        --------        -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                     0.05+             0.17+            0.18            0.16            0.16           0.11
Net realized and unrealized gain
   (loss) on investments                 (0.49)*           (4.38)*           0.58*           1.71*           0.89*          1.20*
                                       -------           -------         --------        --------        --------        -------
   TOTAL FROM INVESTMENT OPERATIONS      (0.44)            (4.21)            0.76            1.87            1.05           1.31
                                       -------           -------         --------        --------        --------        -------
LESS DISTRIBUTIONS PAID:
From net investment income               (0.06)            (0.18)           (0.18)          (0.17)          (0.16)         (0.11)
From net realized capital gains             --             (1.02)           (0.37)          (0.89)          (0.44)            --
Return of Capital                           --                --               --              --              --             --
                                       -------           -------         --------        --------        --------        -------
   TOTAL DISTRIBUTIONS                   (0.06)            (1.20)           (0.55)          (1.06)          (0.60)         (0.11)
                                       -------           -------         --------        --------        --------        -------
NET ASSET VALUE, END OF PERIOD         $  5.39           $  5.89         $  11.30        $  11.09        $  10.28        $  9.83
                                       =======           =======         ========        ========        ========        =======
TOTAL RETURN(1)                          (7.43)%(2)       (41.21)%           6.90%          19.71%          10.80%         15.27%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)       $14,903           $40,539         $152,570        $139,799        $113,366        $94,038
Ratio of expenses to average net
   assets, net of waivers and
   reimbursements                         1.45%             1.17%            1.02%           1.06%           1.07%          1.17%
Ratio of expenses to average net
   assets, before waivers and
   reimbursements                         2.10%             1.17%            1.02%           1.06%           1.07%          1.24%
Ratio of net investment income to
   average net assets, net of
   waivers and reimbursements             2.08%             2.02%            1.57%           1.61%           1.62%          1.16%
Ratio of net investment income to
   average net assets, before
   waivers and reimbursements             1.43%             2.02%            1.57%           1.61%           1.62%          1.09%
Portfolio turnover rate                     34%               41%              37%             46%             54%            38%

+    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

* INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                       14 OPTIQUE FUNDS SEMI-ANNUAL REPORT

                                           SMALL CAP
                                          VALUE FUND
----------------------------------------------------------------------------------------------
  SIX MONTHS
     ENDED        FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
APRIL 30, 2009       ENDED           ENDED           ENDED           ENDED           ENDED
  (UNAUDITED)    OCT. 31, 2008   OCT. 31, 2007   OCT. 31, 2006   OCT. 31, 2005   OCT. 31, 2004
--------------   -------------   -------------   -------------   -------------   -------------
 $  4.92          $  9.42         $ 12.79           $ 11.96         $ 13.26       $ 12.61
 -------          -------         -------           -------         -------       -------


   (0.01)+          (0.01)+          0.04              0.04            0.04          0.04

   (0.62)*          (2.95)*         (0.44)             2.34*           0.93*         1.04*
 -------          -------         -------           -------         -------       -------
   (0.63)           (2.96)          (0.40)             2.38            0.97          1.08
 -------          -------         -------           -------         -------       -------

      --            (0.03)          (0.04)            (0.04)          (0.04)        (0.04)
      --            (1.49)          (2.93)            (1.51)          (2.23)        (0.39)
      --            (0.02)             --                --              --            --
 -------          -------         -------           -------         -------       -------
      --            (1.54)          (2.97)            (1.55)          (2.27)        (0.43)
 -------          -------         -------           -------         -------       -------
 $  4.29          $  4.92         $  9.42           $ 12.79         $ 11.96       $ 13.26
 =======          =======         =======           =======         =======       =======
  (12.80)%(2)      (36.89)%(2)      (4.95)%(2)        22.19%           6.92%         8.76%(2)

 $ 1,225          $ 3,013         $31,008           $41,864         $56,118       $70,777


    1.50%            1.50%           1.50%             1.44%           1.22%         1.22%


    9.01%            2.44%           1.59%             1.44%           1.22%         1.29%


   (0.39)%          (0.15)%          0.27%             0.29%           0.37%         0.29%


   (7.90)%          (1.08)%          0.18%             0.29%           0.37%         0.22%
      49%              57%             62%               87%             71%           62%


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS

                                                                               INTERNATIONAL
                                                                                VALUE FUND
                                      ----------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                      APRIL 30, 2009       ENDED           ENDED            ENDED          ENDED           ENDED
                                        (UNAUDITED)    OCT. 31, 2008   OCT. 31, 2007   OCT. 31, 2006   OCT. 31, 2005   OCT. 31, 2004
                                      --------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                               $  7.97          $ 18.21         $  16.62         $ 14.12         $ 12.37       $ 10.44
                                        -------          -------         --------         -------         -------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income                      0.05+            0.28+            0.26            0.28            0.20          0.15
Net realized and unrealized gain
   (loss) on investments                   0.16*++         (7.82)*           3.06*           3.04*           1.78*         1.91
                                        -------          -------         --------         -------         -------       -------
   TOTAL FROM INVESTMENT OPERATIONS        0.21            (7.54)            3.32            3.32            1.98          2.06
                                        -------          -------         --------         -------         -------       -------
LESS DISTRIBUTIONS PAID:
From net investment income                (0.68)           (0.25)           (0.26)          (0.23)          (0.18)        (0.13)
From net realized capital gains              --            (2.45)           (1.47)          (0.59)          (0.05)           --
                                        -------          -------         --------         -------         -------       -------
   TOTAL DISTRIBUTIONS                    (0.68)           (2.70)           (1.73)          (0.82)          (0.23)        (0.13)
                                        -------          -------         --------         -------         -------       -------
NET ASSET VALUE, END OF PERIOD          $  7.50          $  7.97         $  18.21         $ 16.62         $ 14.12       $ 12.37
                                        =======          =======         ========         =======         =======       =======
TOTAL RETURN (1)                           2.73%(2)       (48.17)%          21.61%          24.57%          16.11%        19.84%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)        $11,551          $23,995         $111,231         $98,943         $88,618       $69,735
Ratio of expenses to average net
   assets, net of waivers and
   reimbursements                          1.85%            1.56%            1.38%           1.40%           1.41%         1.57%
Ratio of expenses to average net
   assets, before waivers and
   reimbursements                          2.83%            1.56%            1.38%           1.40%           1.41%         1.60%
Ratio of net investment income to
   average net assets, net of
   waivers and reimbursements              1.33%            2.09%            1.58%           1.79%           1.48%         1.31%
Ratio of net investment income to
   average net assets, before
   waivers and reimbursements              0.35%            2.09%            1.58%           1.79%           1.48%         1.28%
Portfolio turnover rate                       4%              13%              21%             21%             16%           19%

+    PER SHARE AMOUNTS FOR THE YEAR ARE BASED ON AVERAGE OUTSTANDING SHARES.

* INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.

++ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                      16 OPTIQUE FUNDS SEMI-ANNUAL REPORT

                                         INTERMEDIATE
                                       FIXED INCOME FUND
----------------------------------------------------------------------------------------------
  SIX MONTHS
     ENDED        FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
APRIL 30, 2009      ENDED            ENDED           ENDED           ENDED           ENDED
  (UNAUDITED)    OCT. 31, 2008   OCT. 31, 2007   OCT. 31, 2006   OCT. 31, 2005   OCT. 31, 2004
--------------   -------------   -------------   -------------   -------------   -------------

  $  9.25         $  9.91         $  9.84         $  9.80          $ 10.11        $ 10.15
  -------         -------         -------         -------          -------        -------


     0.11+           0.40+           0.40            0.35             0.34           0.34

     0.62           (0.65)*          0.07*           0.04*           (0.31)*        (0.04)
  -------         -------         -------         -------          -------        -------
     0.73           (0.25)           0.47            0.39             0.03           0.30
  -------         -------         -------         -------          -------        -------

    (0.12)          (0.41)          (0.40)          (0.35)           (0.34)         (0.34)
       --              --              --              --               --             --
  -------         -------         -------         -------          -------        -------
    (0.12)          (0.41)          (0.40)          (0.35)           (0.34)         (0.34)
  -------         -------         -------         -------          -------        -------
  $  9.86         $  9.25         $  9.91         $  9.84          $  9.80        $ 10.11
  =======         =======         =======         =======          =======        =======
     7.92%(2)       (2.77)%(2)       4.84%(2)        4.10%(2)         0.31%          2.98%(2)

  $17,938         $29,819         $57,572         $59,804          $66,701        $71,354


     0.85%           0.85%           0.85%           0.85%            0.81%          0.85%


     1.71%           0.97%           0.93%           0.92%            0.81%          0.89%


     2.35%           3.98%           4.02%           3.60%            3.41%          3.32%


     1.49%           3.86%           3.94%           3.53%            3.41%          3.28%
       37%             83%             60%             21%              37%            35%


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 17

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION

Optique Funds, Inc. (the "Company"), was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2009, there are four diversified series presently authorized: Optique Large Cap Value Fund ("Large Cap Value Fund"), Optique Small Cap Value Fund ("Small Cap Value Fund"), Optique International Value Fund ("International Value Fund") and Optique Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund"), individually referred to as a "Fund" and collectively as the "Funds."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, which use the official closing price) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Funds' values may differ from the values that the Funds' could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that


                 18 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2009 (UNAUDITED)

the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets.

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

INVESTMENTS IN SECURITIES                  LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
-------------------------                -----------   -----------    -------   -----------
Optique Large Cap Value Fund             $14,029,410   $        --     $--      $14,029,410
Optique Small Cap Value Fund               1,268,330            --      --        1,268,330
Optique International Value Fund          11,510,147            --      --       11,510,147
Optique Intermediate Fixed Income Fund       293,808    17,498,428      --       17,792,236

C. FOREIGN CURRENCY TRANSLATIONS

The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange on the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2009 (UNAUDITED)

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2009, the International Value Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, are declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value Fund and International Value Fund, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on securities held by the Intermediate Fixed Income Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES

The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on the Funds' daily average net assets.

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                             FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
                                           -----------------------------------------------------
                                                                                     INTERMEDIATE
                                           LARGE CAP     SMALL CAP   INTERNATIONAL   FIXED INCOME
                                           VALUE FUND   VALUE FUND     VALUE FUND        FUND
                                           ----------   ----------   -------------   ------------
Shares sold                                   332,082      16,502        267,002         100,887
Shares issued to holders in reinvestment
   of dividends                                43,895          --        189,115          18,107
Shares redeemed                            (4,495,180)   (342,914)    (1,926,842)     (1,524,986)
                                           ----------    --------     ----------      ----------
NET DECREASE                               (4,119,203)   (326,412)    (1,470,725)     (1,405,992)
                                           ==========    ========     ==========      ==========

                                                      FOR THE YEAR ENDED OCTOBER 31, 2008
                                           ------------------------------------------------------
                                                                                     INTERMEDIATE
                                            LARGE CAP    SMALL CAP   INTERNATIONAL   FIXED INCOME
                                           VALUE FUND   VALUE FUND     VALUE FUND        FUND
                                           ----------   ----------   -------------   ------------
Shares sold                                 1,330,637      204,705     1,339,215         698,971
Shares issued to holders in reinvestment
   of dividends                             1,150,045      532,633       801,127          99,056
Shares redeemed                            (9,095,203)  (3,417,090)   (5,237,709)     (3,384,094)
                                           ----------   ----------    ----------      ----------
NET DECREASE                               (6,614,521)  (2,679,752)   (3,097,367)     (2,586,067)
                                           ==========   ==========    ==========      ==========


                      20 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2009 (UNAUDITED)

4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases, sales and maturities of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2009, were as follows:

                                                                                INTERMEDIATE
                                      LARGE CAP     SMALL CAP   INTERNATIONAL   FIXED INCOME
                                      VALUE FUND   VALUE FUND     VALUE FUND        FUND
                                     -----------   ----------   -------------   ------------
Cost of Purchases                    $ 7,875,418   $  951,099    $   583,422     $2,912,029
Proceeds from Sales and Maturities    28,177,132    2,189,806     11,594,597      6,176,585

Cost of purchases and proceeds from sales and maturities of U.S. government securities for the Intermediate Fixed Income Fund for the fiscal six months ended April 30, 2009, were $5,401,900 and $15,194,520, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                           ORDINARY       LONG TERM       RETURN
                                            INCOME      CAPITAL GAIN    OF CAPITAL       TOTAL
                                          ----------    ------------    ----------    -----------
Large Cap Value Fund
                                  2008    $6,491,224     $ 9,123,165     $    --      $15,614,389
                                  2007     4,408,245       2,589,104          --        6,997,349
Small Cap Value Fund
                                  2008     2,639,932       2,086,034      49,031        4,774,997
                                  2007     5,229,238       4,274,229          --        9,503,467
International Value Fund
                                  2008     2,342,910      13,880,094          --       16,223,004
                                  2007     1,860,932       8,391,191          --       10,252,123
Intermediate Fixed Income Fund
                                  2008     1,837,260              --          --        1,837,260
                                  2007     2,331,319              --          --        2,331,319

As of October 31, 2008, the components of Accumulated Losses for tax purposes were as follows:

                                 UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       UNREALIZED       OTHER          TOTAL
                                   ORDINARY        LONG-TERM         LOSS        APPRECIATION     TEMPORARY    ACCUMULATED
                                    INCOME        CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)   DIFFERENCES      LOSSES
                                 -------------   -------------   ------------   --------------   -----------   ------------
Large Cap Value Fund              $   71,921         $--         $(9,014,760)    $(20,488,427)     $     --    $(29,431,266)
Small Cap Value Fund                      --          --          (7,471,875)      (1,827,811)           --      (9,299,686)
International Value Fund           1,618,028          --                  --       (5,392,731)           --      (3,774,703)
Intermediate Fixed Income Fund        63,607          --            (269,061)      (2,083,405)      (63,462)     (2,352,321)


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2009 (UNAUDITED)

For Federal income tax purposes, the following Funds have capital loss carryforwards which may be carried forward and applied against future capital gains through the indicated expiration dates. At October 31, 2008 the amounts were as follows:

                                 2009     2015        2016         Total
                                 ----   --------   ----------   ----------
Large Cap Value Fund              $--   $     --   $9,014,760   $9,014,760
Small Cap Value Fund               --         --    7,471,875    7,471,875
Intermediate Fixed Income Fund     --    269,061           --      269,061

For the year ended October 31, 2008, the Intermediate Fixed Income Fund utilized $611,146 of capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at April 30, 2009, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to recognition of unrealized gain from passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2009, were as follows:

                                                                                NET
                                                                             UNREALIZED
                                   FEDERAL     APPRECIATED   DEPRECIATED    APPRECIATION
                                   TAX COST     SECURITIES    SECURITIES   (DEPRECIATION)
                                 -----------   -----------   -----------   --------------
Large Cap Value Fund             $18,873,910   $ 691,250     $(5,535,750)  $(4,844,500)
Small Cap Value Fund               1,652,012     118,410        (502,092)     (383,682)
International Value Fund          15,482,757   1,104,236      (5,076,846)   (3,972,610)
Intermediate Fixed Income Fund    17,416,610     533,284        (157,658)      375,626

6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and after October 10, 2001 for the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee are credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2009, there were $0, $524, $8 and $0 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively. For the year ended October 31, 2008, there were $826, $342, $914 and $1,481 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Optique Capital Management, Inc. ("OCM") is the investment adviser of the Funds. OCM manages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for OCM's services, the Funds pay OCM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Genter Capital Management, LLC ("RNC") serves as investment sub-adviser for the Intermediate Fixed Income Fund. For its services to the Fund, RNC is entitled to receive a fee at an annual rate of 0.18% (0.15% effective March 31, 2009) of the Fund's average daily net assets paid by OCM.


                      22 OPTIQUE FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2009 (UNAUDITED)

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.45% of the average daily net assets of the Large Cap Value Fund; 1.50% of the average daily net assets of the Small Cap Value Fund; 1.85% of the average daily net assets of the International Value Fund; and 0.85% of the average daily net assets of the Fixed Income Fund, OCM will reimburse the Funds for the amount of such excess. OCM could terminate this fee waiver at any time, but would not do so prior to October 31, 2009.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of each Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. Effective November 1, 2007, the Funds and the Administrator are parties to an amended Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of the per Trust minimum ($325,000 plus $80,000 per additional portfolio plus $10,000 per additional class), or 0.135% of the first $250 million of the Funds' aggregate net assets; 0.10% of the next $250 million of the Funds' aggregate net assets; and 0.08% of the Funds' aggregate net assets over $500 million. For the six months ended April 30, 2009, the Administrator voluntarily waived a portion of its fee.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25%.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent to the Funds.

9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. A commitment fee of 0.11% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. Such fees are included in Miscellaneous fees on the Statement of Operations. There were no borrowings outstanding at April 30, 2009. For the six months ended April 30, 2009, borrowings by the Large Cap Value Fund, Small Cap Value Fund and the International Value Fund under the agreement were as follows:

                      Average                 Weighted       Maximum        Month of
                       Daily     Interest      Average       Amount          Maximum
Fund                  Balance      Paid     Interest Rate   Borrowed     Amount Borrowed
----                  --------   --------   -------------   --------     ---------------
Large Cap Value       $131,300     $399         0.60%       $2,743,430    December 2008
Small Cap Value          2,267       17         0.73           178,534      March 2009
International Value     46,008      301         0.64         1,284,513     January 2009


                      OPTIQUE FUNDS SEMI-ANNUAL REPORT 23

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) APRIL 30, 2009 (UNAUDITED)

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Funds are also officers of the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13. ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds' approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Funds' financial statements.


                      24 OPTIQUE FUNDS SEMI-ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING     ENDING                 EXPENSES
                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE       VALUE      EXPENSE      DURING
                                  11/1/08     4/30/09      RATIOS      PERIOD*
                                 ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Large Cap Value Fund             $1,000.00   $  925.70      1.45%       $6.92
Small Cap Value Fund              1,000.00      872.00      1.50         6.96
International Value Fund          1,000.00    1,027.30      1.85         9.30
Intermediate Fixed Income Fund    1,000.00    1,079.20      0.85         4.38
HYPOTHETICAL 5% RETURN
Large Cap Value Fund             $1,000.00   $1,017.60      1.45%       $7.25
Small Cap Value Fund              1,000.00    1,017.36      1.50         7.50
International Value Fund          1,000.00    1,015.62      1.85         9.25
Intermediate Fixed Income Fund    1,000.00    1,020.58      0.85         4.26

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


                       OPTIQUE FUNDS SEMI-ANNUAL REPORT 25

                                     NOTES

                                     NOTES

                                     NOTES

This report has been prepared for the general information of Optique Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Optique Funds prospectus, which contains more complete information about Optique Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Funds' website at http://www.optiquecapital.com; and (iii) on the Commission's website at http://www.sec.gov.

(OPTIQUE FUNDS LOGO)

222 East Erie Street
Milwaukee, WI 53202

OPT-SA-001-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Optique Funds, Inc.


By (Signature and Title)*                /s/ Colette M. Wallner
                                         ---------------------------------------
                                         Colette M. Wallner, President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Colette M. Wallner
                                         ---------------------------------------
                                         Colette M. Wallner, President

Date: June 29, 2009


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Chief Financial Officer

Date: June 29, 2009

* Print the name and title of each signing officer under his or her signature.